PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net
	As of December 31,
	2012	2013
	$	$
Leasehold improvements	7,597,453	7,634,465
Office equipment	4,340,295	3,865,150
Furniture	6,219,825	4,145,824
Vehicles	628,856	311,446
Buildings	37,728,128	—
Construction in progress	551,552	—
	57,066,109	15,956,885
Less: accumulated depreciation	(10,538,052)	(9,737,925)
	46,528,057	6,218,960